LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS [Abstract]
LEASE OBLIGATIONS
11.	LEASE OBLIGATIONS

During the year ended December 31, 2020, the Company entered into additional vehicle lease agreements ranging in term from 12-48 months in term. The Company present valued the lease payments using its incremental borrowing rate of 11.31% and recorded a lease obligation of $358,423. During the year ended December 31, 2021, the Company renewed several lease agreements and recorded an additional obligation of $179,795.

The Company’s lease obligations at December 31, 2021 and December 31, 2020 and the changes for the periods then ended are as follows:

$
Balance, December 31, 2019	202,798
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671
Payments	(374,366)
Balance, December 31, 2020	212,903
Lease additions	619,678
Lease credit	(4,385)
Interest expense	22,666
Payments	(287,532)
Balance, December 31, 2021	563,330

The Company’s future minimum lease payments under the lease obligations as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021 $	December 31, 2020 $

Less than 1 year	166,878	104,745
1-5 years	467,025	134,784
5 + years	-	-
Total minimum lease payments	633,903	239,529
Less: Imputed Interest	(70,573)	(26,626)
Total lease obligations	563,330	212,903
Current portion of lease obligations	(158,409)	(92,736)
Non-current portion of lease obligations	404,921	120,167

During the year ended December 31, 202, the Company also incurred $ 110,266 (2020 - $$58,042) in short-term vehicle lease expense that is not included above.